GENERAL	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

a.
Pointer Telocation Ltd. ("the Company") was incorporated in Israel and commenced operations in July 1991. The Company conducts its operations through three main segments. Through its Cellocator segment, the Company designs, develops and produces leading mobile resource management products, including asset tracking, fleet management, and security products, for sale to third party operators providing mobile resource management services and to our MRM segment. Through its MRM segment, the Company acts as an operator by bundling its products together with a range of services, including stolen vehicle retrieval services and fleet management services, and through its RSA segment provides road-side assistance services in Israel for sale to insurance companies, fleets and individual customers.

The Company provides services, for the most part, in Israel, Argentina, Mexico, South Africa and Brazil, through its local subsidiaries and affiliates. The Company sells its products worldwide through direct sell, its local subsidiaries and affiliates to independent operators provide similar services in Latin America, Europe and other countries utilizing the Company's technology and operational know-how. The Company's shares are traded on the NASDAQ Capital Market.

b.
As of January 14th, 2014 The Company held 54.48% of the share capital of Shagrir Systems Ltd. ("Shagrir"). On January 15th, 2014 the Company acquired the 45.5% remaining interest in Shagrir. In consideration for the acquired interest in Shagrir: (i) the Company paid an aggregate of $7.8 million using credit facilities from banking institutions and (ii) issued 994,357 Ordinary Shares to Shagrir's selling shareholders.

Shagrir is engaged in the field of road side assistance ("RSA"), towing services and stolen vehicle recovery in Israel.

On December 30, 2014, Shagrir sold the RSA operation, assets and liabilities into a new wholly owned subsidiary, Shagrir Group Vehicle Services Ltd ("Shagrir Group"). Following this transaction, Shagrir, with its remaining assets (primarily Fleet Management and Stolen Vehicle Recovery services), was merged into the company effective as of December 31, 2014 (the “Reorganization”) following the merger Shagrir was liquidated.

Following the transaction Shagrir recorded expenses related to the transaction in the amount of $683 (out of which $200 was paid till December 31, 2014 and the balance was paid during 2015). As a result of the Reorganization, Shagrir conclude that certain ERP systems will not be used and that certain motor vehicles will be sold and therefore are classified as held for sale. As a result, the Company recorded an impairment charge in the amount of $594 related to the ERP system and the motor vehicles.

Following the merger of Shagrir into the company, the company recorded tax income in the amount of $8,831 due to decrease in valuation allowance related to carry forward losses of the company that are more likely than not to be offset against future income and other temporary differences. See also Note 21.

c.
In June 2008, Shagrir incorporated a Romanian company, S.C. Pointer S.R.L. ("Pointer Romania"), to provide road-side assistance and towing services in Romania. Shagrir held 50% of the share capital of Pointer Romania. On January 1, 2012, Shagrir signed an agreement with the Romanian shareholder, pursuant to which he transferred to Shagrir 15% of the issued share capital of the Romanian subsidiary. As a result, Shagrir holds 65% of the share capital of Pointer Romania.
In December 2014, Shagrir signed an agreement to sell the Romanian subsidiary to the subsidiary's CEO ("CEO") for its par value.
As a result of the agreement, Shagrir recorded in 2014 a loss in the amount of $209 that was recorded in "other expenses" in the statement of operation. The results of operation of the Romanian subsidiary in 2013 and 2014 were immaterial.

d.
The Company holds 93% of the share capital of Argentina SA's (formerly: Tracsat S.A.) ("Pointer Argentina"). Pointer Argentina is the operator of the Company's systems and products that provides fleet management and stolen vehicle recovery services in Buenos Aires, Argentina.

e.
The Company holds 100% of the share capital of Pointer Recuperation de Mexico S.A. de C.V. ("Pointer Mexico"). After the company completed in 2015 the acquisition of Pointer Mexico by acquiring the 26% of the issued share capital of Pointer Mexico that the company did not previously own, from Pointer Recuperacion de Mexico, S. de R.L. de C.V. (the "Pointer Mexico Sellers"), in consideration for the issuance of 81,081 of the company ordinary shares to the Pointer Mexico Sellers.
Pointer Mexico provides fleet management and stolen vehicle recovery services to its customers in Mexico as well as distributing the Company's products.

f.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brasil Comercial S.A. ("Pointer Brazil"). Pointer Brazil provides location, tracking and fleet management vehicles services to its customers in Brazil. As of October 13th, 2013 Company held 48.8% of the share capital in Pointer Brazil.

In March 2014, Company has changed its legal form from corporation to Limited Liability Company (LLC), and its trading name from Pointer do Brasil Comercial S.A. to Pointer do Brasil Comercial Ltda., according to its article of association duly registered and properly approved by its shareholders.

In July 2013, the Company incorporated a wholly-owned subsidiary in Brazil at the name of Pointer do Brasil Participações Ltda. ("Pointer Brazil Holdings").

On October 14, 2013, the Company acquired the remaining 51.2% of the issued share capital of Pointer Brazil from Bracco do Brasil Empreendimentos e Participações Ltda. ("Bracco") through Pointer Brazil Holdings. Following the completion of the transaction, the Company holds 100% of the issued share capital of Pointer Brazil.

In May 2014, Pointer Brazil was merged with Pointer do Brasil Participações Ltda. As a result of this merger, The Company holds directly 100% of the issued share capital of Pointer Brazil.

In 2015, following the annual goodwill impairment test in accordance with ASC 350 "Intangibles - Goodwill and Others", the Company impaired the goodwill attributed to Brazil at the amount of $ 758. These amounts were recorded in the 2015 Consolidated Statement of Operation under the captions "Impairment of intangible and tangible assets". The material assumptions used for the income approach for 2015 were 5 years of projected net cash flows, a discount rate of 25% and a long-term growth rate of 7.1%.

g.	In October 2008, the Company established a wholly-owned subsidiary in the United States, Pointer Telocation Inc.

h.	On May 15, 2009, the Company's subsidiary Shagrir acquired ownership of 51% of the ordinary shares of Car2go Ltd., which is engaged in car sharing and motor vehicle rental.

On February 28, 2012, Shagrir signed an agreement with the non-controlling shareholder of Car2go, pursuant to which Shagrir invested NIS 3,000 in cash or in services in consideration for 3,087 of Car2go's Ordinary shares. Following the issuance, Shagrir holds 58.46% of Car2go. However, the terms of the agreement provide that if there is no additional investment in Car2go by a third party within two years from signing, Shagrir's holding may increase to 62.3%. The transaction was accounted as an equity transaction.

During 2014 Car2go incurred losses in amount of NIS 2,534 and as of December 31, 2014 has a deficit in its working capital in amount of NIS  1,960. The company committed to finance the operations of Car2go according to the budget during a year from signing the financial statement. The company will provide such financing in the form of shareholder's loans.

In 2014, following the annual goodwill impairment test in accordance with ASC 350 "Intangibles - Goodwill and Others". As a result of the impairment test, the Company fully impaired the goodwill attributed to Car2Go at the amount of $ 528. These amounts were recorded in the 2014 Consolidated Statement of Operation under the captions "Impairment of intangible and tangible assets". The material assumptions used for the income approach for 2014 were 5 years of projected net cash flows, a discount rate of 14% and a long-term growth rate of 3%.

On April 9, 2014, Shagrir signed an agreement with car 2 go according to which Shagrir provided Car2go a convertible loan totaling NIS 3 million ("the loan principal"). The loan principal is linked to the Israeli CPI and bears annual interest of 7% to be calculated on a compounded interest basis. The loan principal the interest and the linkage (as defined below) will be repaid by Car2go starting from the end of two years from the date of receiving the loan provided that Shagrir has not repaid the loan or converted the loan into equity prior to the maturity dates specified below.

If Car2go raises capital (not loans) from third parties in a total of at least NIS 5 million before the repayment of the entire loan ("the capital raising"), then on the date of completion of such transaction Shagrir will be entitled to convert the outstanding (unpaid) loan into shares of the same type and rights as those allocated in the capital raising at a 30% discount on the share price in the capital raising.

If Car2go fails to complete the capital raising within 12 months from the date of receiving the loan principal, the Company will be entitled to convert the outstanding (unpaid) loan, at any time from the end of said 12 months until the full repayment of the loan, into Preferred A shares of Car2go at a company value of NIS 10 million before the money on a fully diluted basis. The Preferred A shares will confer preference rights to their holders.

In addition, effective from April 1, 2014, the loan that had been granted to Car2go on May 15, 2009 (in a total of NIS 6 million) will bear interest of 6% instead of 4% and the maturity date will be deferred from January 2014 to March 2016.

In July 2015, the company sold the 62.31% of Car2Go's issued share capital that it held to Shagrir Group, as well as convertible shareholder loans provided by the company to Car2Go in the total amount of NIS 11.35 million and Shagrir Group assumed the company's guarantees provided to secure Car2Go's obligations and undertakings, including its guarantee provided to secure Car2Go's credit line in the amount of approximately NIS 1.3 million and the company's guarantee provided to secure Car2Go's obligations and undertakings towards Pacific Vehicle and Transportation Ltd. in the amount of approximately NIS 11.37 million in consideration for the par value of Car2Go's sold share capital and the value of the shareholders loans transferred. The Consideration was registered as a convertible shareholders loan provided by the company to Shagrir Group in the amount of the total Consideration, convertible into Shagrir Group's shares at any time in accordance with the company's sole discretion, as long as the company holds the entire share capital of Shagrir Group.

j.
On September 9, 2014, the Company acquired a 100% interest in Global Telematics S.A. Proprietary Limited ("Global Telematics"), a provider of commercial fleet management and vehicle tracking solutions in South Africa.

The acquisition-date fair value of the consideration transferred totaled to $ 1 million in cash.
The acquisition was accounted for under the purchase method of accounting as determined by ASC Topic 805, "Business Combinations". Accordingly, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Working capital, net	$221
Property and equipment	565
Other intangible assets	190
Gain from a bargain purchase	(288)

$688

The excess of the net tangible and identifiable intangible assets over the purchase price paid was recorded as a gain. The gain has been recognized in the consolidated statement of comprehensive income as other income.

k.	In May 2012, the Company established a wholly-owned subsidiary in India, Pointer Telocation India Private Limited.

l.
In December 2013, the Company recorded an expense of $403 thousands in other general and administrative expense related to the termination cost of the former CEO's employment with the Company's subsidiary.

m.
On September 12, 2013, a shareholders meeting of the Company approved a compensation Policy for the Company's directors and officers. The Compensation Policy includes, among other issues prescribed by the Israeli Companies Law, a framework for establishing the terms of office and employment of the office holders, and guidelines with respect to the structure of the variable pay of office holders. The Compensation Policy includes a compensation, bonus and benefits strategy for office holders which is designed in order to reward performance, maintain a reasonable wage structure throughout the organization and to reinforce a culture in order to promote the long-term success of the Company.